Revenue and Segment Information (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue and Segment Information [Line Items]
Number of operating segment	1
Hong Kong [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue and Segment Information [Line Items]
Total revenue percentage	90.00%
Hong Kong [Member] | Customer Concentration Risk [Member] | Total assets [Member]
Revenue and Segment Information [Line Items]
Total revenue percentage		90.00%	90.00%
Asia [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue and Segment Information [Line Items]
Total revenue percentage	80.00%